Supplement to the currently effective Statements of Additional Information for the listed portfolio:


DWS Variable Series I:
         DWS Bond VIP
--------------------------------------------------------------------------------

The following information supplements disclosure under "Other Investment Policies" in the "Investment Restrictions" section of the portfolio's Statement of Additional Information:

The following nonfundamental policy is deleted from the list of activities the portfolio does not intend to engage in:

For Bond VIP: to invest more than 15% of its total assets in futures contracts and interest rate swaps contracts based on the notional amount of the contracts.


The following information replaces similar disclosure under "Strategic Transactions and Derivatives" in the "Investment Policies and Techniques" section of the portfolio's Statement of Additional Information:

Some Strategic Transactions may also be used to enhance potential gain although, for all Portfolios, except DWS Bond VIP, no more than 5% of a Portfolio's assets will be committed to Strategic Transactions entered into for non-hedging purposes.


The following replaces similar disclosure under "Currency Transactions" in the "Investment Policies and Techniques" section of the portfolio's Statement of Additional Information:

DWS Bond VIP will limit its currency exposure to 15% of its total assets measured by the market value of non-U.S. dollar holdings netted with the market value of currency forward contracts.


The following information supplements disclosure under "Swaps, Caps, Floors and Collars" in the "Investment Policies and Techniques" section of the portfolio's Statement of Additional Information:

The following sentences are deleted from the disclosure:

DWS Bond VIP will not invest more than 15% of its total assets in futures contracts and interest rate swaps contracts based on the notional amount of the contracts and will invest in these instruments only for hedging purposes.

DWS Bond VIP may invest up to 15% of its total assets in credit default swaps for both hedging and non-hedging purposes (measured by the notional amount of the contract).


The following replaces similar disclosure under "Swaps, Caps, Floors and Collars" in the "Investment Policies and Techniques" section of the portfolio's Statement of Additional Information:

For all Portfolios, except DWS Bond VIP, no more than 5% of a Portfolio's assets may be invested in credit default swaps for purposes of buying credit protection if the Portfolio does not own the individual security or securities at the time of investment.

The following supplements information under "Subadvisor and Sub-subadvisor - DWS Bond VIP" in the "Investment Advisor" section of the portfolio's Statement of Additional Information:

On September 19, 2008 DWS Bond VIP's Board approved the termination of Aberdeen Asset Management Inc. ("AAMI") as DWS Bond VIP's subadvisor and Aberdeen Asset Management Investment Services Limited ("AAMISL") as DWS Bond VIP's sub-subadvisor. Effective December 1, 2008, the Advisor will assume all day-to-day advisory responsibilities for DWS Bond VIP that were previously delegated to AAMI and AAMISL.


The following information supplements and replaces similar information for the entire portfolio management team contained in the "Management of the Fund" section of the portfolio's Statement of Additional Information.

Fund Ownership of Portfolio Managers

For Portfolios managed by the Advisor or an affiliated Advisor, the following table shows the dollar range of shares owned beneficially and of record by each member of DWS Bond VIP's management team in DWS Bond VIP as well as in all DWS Funds as a group (i.e. those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of September 30, 2008.

                                    Dollar Range of           Dollar Range Of All DWS Fund
Name of                               Fund Shares                        Shares
Portfolio Manager                Owned in DWS Bond VIP                   Owned
-----------------                ---------------------                   -----

Kenneth R. Bowling                        None                        $1 - $10,000
Jamie Guenther                            None                        $1 - $10,000
John Brennan                              None                            None
Bruce Harley                              None                     $10,001 - $50,000
J. Richard Robben                         None                     $10,001 - $50,000
David Vignolo                             None                    $100,001 - $500,000
J. Kevin Horsley                          None                     $10,001 - $50,000
Stephen Willer                            None                     $10,001 - $50,000

Conflicts of Interest

In addition to managing the assets of DWS Bond VIP, the portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than DWS Bond VIP, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of September 30, 2008.

Other SEC Registered Investment Companies Managed:

                             Number of     Total Assets of       Number of Investment
                            Registered        Registered        Company Accounts with      Total Assets of
Name of                     Investment        Investment             Performance-            Performance-
Portfolio Manager            Companies        Companies               Based Fee           Based Fee Accounts
-----------------            ---------        ---------               ---------           ------------------

Kenneth R. Bowling               0                $0                      0                       $0
Jamie Guenther                   0                $0                      0                       $0
John Brennan                     2          $1,698,664,154                0                       $0
Bruce Harley                     0                $0                      0                       $0
J. Richard Robben                2          $1,698,664,154                0                       $0
David Vignolo                    0                $0                      0                       $0
J. Kevin Horsley                 0                $0                      0                       $0
Stephen Willer                   0                $0                      0                       $0



Other Pooled Investment Vehicles Managed:

                             Number of                             Number of Pooled
                              Pooled       Total Assets of        Investment Vehicle       Total Assets of
Name of                     Investment    Pooled Investment   Accounts with Performance-     Performance-
Portfolio Manager            Vehicles          Vehicles               Based Fee           Based Fee Accounts
-----------------            --------          --------               ---------           ------------------

Kenneth R. Bowling             0                  $0                      0                      $0
Jamie Guenther                 0                  $0                      0                      $0
John Brennan                   0                  $0                      0                      $0
Bruce Harley                   0                  $0                      0                      $0



                             Number of                             Number of Pooled
                              Pooled       Total Assets of        Investment Vehicle       Total Assets of
Name of                     Investment    Pooled Investment   Accounts with Performance-     Performance-
Portfolio Manager            Vehicles          Vehicles               Based Fee           Based Fee Accounts
-----------------            --------          --------               ---------           ------------------

J. Richard Robben              0                  $0                      0                      $0
David Vignolo                  0                  $0                      0                      $0
J. Kevin Horsley               0                  $0                      0                      $0
Stephen Willer                 0                  $0                      0                      $0

Other Accounts Managed:

                             Number of                         Number of Other Accounts    Total Assets of
Name of                        Other       Total Assets of        with Performance-          Performance-
Portfolio Manager            Accounts       Other Accounts            Based Fee           Based Fee Accounts
-----------------            --------       --------------            ---------           ------------------

Kenneth R. Bowling            0                   $0                      0                      $0
Jamie Guenther                 0                  $0                      0                      $0
John Brennan                   0                  $0                      0                      $0
Bruce Harley                   0                  $0                      0                      $0
J. Richard Robben              0                  $0                      0                      $0
David Vignolo                  1             $199,743,304                 0                      $0
J. Kevin Horsley               0                  $0                      0                      $0
Stephen Willer                 0                  $0                      0                      $0



               Please Retain This Supplement for Future Reference

December 1, 2008